OTHER NON-CURRENT ASSETS - THIRD PARTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
OTHER NON-CURRENT ASSETS - THIRD PARTIES
Schedule of other non-current assets

	As of June 30,	As of December 31,
	2024	2023
	US$	US$
Deductible VAT	54,808	41,859
Deposits for long-term operating leases	2,938	3,288
Prepayments for purchases of property, equipment and software	2,289	920
Equity investments	4,634	4,466
Others	1,123	—
Total	65,792	50,533

	As of December 31,
	2023	2022
	US$	US$
Deposits for long-term operating leases	3,288	3,486
Prepayments for purchases of property, equipment and software	920	1,442
Deductible VAT	41,859	5,815
Equity investment(i)	4,466	240
Total	50,533	10,983

(i)Equity investments